UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Conatus Capital Management LP
Address: Two Greenwich Plaza, 4th Floor
         Greenwich, Connecticut  06830

13F File Number:  028-13303

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian H. Fortune
Title:     General Counsel/Chief Compliance Officer
Phone:     203-485-5235

Signature, Place, and Date of Signing:

 /s/    Brian H. Fortune     Greenwich, Connecticut     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $2,340,545 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    91984   345169 SH       SOLE                   345169        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    76416  1968474 SH       SOLE                  1968474        0        0
B/E AEROSPACE INC              COM              073302101    50819   843046 SH       SOLE                   843046        0        0
CABOT OIL & GAS CORP           COM              127097103    53226   787249 SH       SOLE                   787249        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    74283  1139314 SH       SOLE                  1139314        0        0
CANADIAN PAC RY LTD            COM              13645T100    65503   502052 SH       SOLE                   502052        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    82813  1333545 SH       SOLE                  1333545        0        0
CME GROUP INC                  COM              12572Q105    74033  1205552 SH       SOLE                  1205552        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    70532   920531 SH       SOLE                   920531        0        0
DAVITA HEALTHCARE PARTNERS I   COM              23918K108    72601   612205 SH       SOLE                   612205        0        0
FASTENAL CO                    COM              311900104    50931   992236 SH       SOLE                   992236        0        0
FIRST REP BK SAN FRANCISCO C   COM              33616C100    38745  1003237 SH       SOLE                  1003237        0        0
GOOGLE INC                     CL A             38259P508    47254    59500 SH       SOLE                    59500        0        0
GRIFOLS S A                    SP ADR REP B NVT 398438408    39646  1366623 SH       SOLE                  1366623        0        0
GULFPORT ENERGY CORP           COM NEW          402635304    35110   766100 SH       SOLE                   766100        0        0
IHS INC                        CL A             451734107    54831   523595 SH       SOLE                   523595        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100    79145   485346 SH       SOLE                   485346        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    81393   165705 SH       SOLE                   165705        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    64127   873902 SH       SOLE                   873902        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    13108   190994 SH       SOLE                   190994        0        0
LINKEDIN CORP                  COM CL A         53578A108    79979   454272 SH       SOLE                   454272        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    60062   949004 SH       SOLE                   949004        0        0
MASTERCARD INC                 CL A             57636Q104    65045   120203 SH       SOLE                   120203        0        0
MONSANTO CO NEW                COM              61166W101    74974   709776 SH       SOLE                   709776        0        0
MOODYS CORP                    COM              615369105    69634  1305956 SH       SOLE                  1305956        0        0
NETSUITE INC                   COM              64118Q107    18494   230998 SH       SOLE                   230998        0        0
NEWS CORP                      CL A             65248E104    76924  2521256 SH       SOLE                  2521256        0        0
PIONEER NAT RES CO             COM              723787107    60997   490919 SH       SOLE                   490919        0        0
PVH CORP                       COM              693656100    59137   553670 SH       SOLE                   553670        0        0
RALPH LAUREN CORP              CL A             751212101    63413   374539 SH       SOLE                   374539        0        0
REALOGY HLDGS CORP             COM              75605Y106    63121  1292398 SH       SOLE                  1292398        0        0
SALESFORCE COM INC             COM              79466L302    72654   406273 SH       SOLE                   406273        0        0
SANDRIDGE ENERGY INC           COM              80007P307    13133  2492000 SH  PUT  SOLE                  2492000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    51441   714459 SH       SOLE                   714459        0        0
SEMGROUP CORP                  CL A             81663A105    37215   719555 SH       SOLE                   719555        0        0
SERVICENOW INC                 COM              81762P102    49208  1359348 SH       SOLE                  1359348        0        0
SIRONA DENTAL SYSTEMS INC      COM              82966C103    39755   539194 SH       SOLE                   539194        0        0
STARBUCKS CORP                 COM              855244109    49769   873902 SH       SOLE                   873902        0        0
VISA INC                       COM CL A         92826C839    67474   397280 SH       SOLE                   397280        0        0
ZOETIS INC                     CL A             98978V103    51616  1545395 SH       SOLE                  1545395        0        0